Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	gsvit1_SupplementTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the
Goldman Sachs Strategic International Equity Fund
(the “Fund”)

Supplement dated December 22, 2017 to the
Institutional and Service Shares Prospectuses (the “Prospectuses”), Institutional and Service Shares Summary Prospectuses (the “Summary Prospectuses”) and Statement of Additional Information (“SAI”),
each dated April 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 13, 2017, the Board of Trustees (the “Board”) of the Goldman Sachs Variable Insurance Trust approved certain changes to the Fund’s name and principal investment strategy. The Fund’s investment adviser, Goldman Sachs Asset Management, L.P., also proposed changes to the Fund’s portfolio managers in light of these changes. These changes will take effect on April 23, 2018 (the “Effective Date”).

The Fund’s name will change to the “Goldman Sachs International Equity Insights Fund.” The Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in non-U.S. issuers. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund will seek broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy with some exposure to small-cap issuers.

Additionally, the Fund’s contractual management fee rate will be lowered from 0.85% to 0.81% of the Fund’s average daily net assets.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Strategic International Equity Fund” are replaced with “Goldman Sachs International Equity Insights Fund.”

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Institutional Shares Prospectus and the “Fees and Expenses of the Fund” section of the Institutional Shares Summary Prospectus:

Institutional
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.03%
Expense Limitation[3]	(0.19)%
Total Annual Fund Operating Expenses After Expense Limitation[2]	0.84%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.044% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Service Shares Prospectus and the “Fees and Expenses of the Fund” section of the Service Shares Summary Prospectus:

Service
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.28%
Expense Limitation[3]	(0.19)%
Total Annual Fund Operating Expenses After Expense Limitation[2]	1.09%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.044% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Summary—Expense Example” section of the Institutional Shares Prospectus and “Expense Example” section of the Institutional Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$86	$309	$550	$1,242

The following replaces in its entirety the table in the “Summary—Expense Example” section of the Service Shares Prospectus and “Expense Example” section of the Service Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$111	$387	$684	$1,529

The following replaces in its entirety the “Summary—Principal Strategy” section in the Prospectuses and “Principal Strategy” section in the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments of non-U.S. issuers.

The Fund intends to have investments economically tied to at least three countries not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

The portfolio management team uses a bottom-up stock selection strategy to manage the Fund.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Standard Index (Net, USD, Unhedged). The MSCI EAFE Standard Index (Net, USD, Unhedged) is designed to measure equity market performance of the large and mid capitalization segments of developed markets, excluding the U.S. and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the MSCI EAFE Standard Index (Net, USD, Unhedged).

In the “Summary—Principal Risks of the Fund” section in the Prospectuses and “Principal Risks of the Fund” section in the Summary Prospectuses, “Foreign Custody Risk” is removed and the following risks are added:

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

The following replaces in its entirety the first paragraph under the “Summary—Performance” section in the Institutional Shares Prospectus and “Performance” section in the Institutional Shares Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. Since the Fund’s inception through April 22, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and certain of its strategies differed. Performance information set forth below prior to April 23, 2018 reflects the Fund’s former strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph under the “Summary—Performance” section in the Service Shares Prospectus and “Performance” section in the Service Shares Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. Since the Fund’s inception through April 22, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and certain of its strategies differed. Performance information set forth below prior to April 23, 2018 reflects the Fund’s former strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.
Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit1_SupplementTextBlock
GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the
Goldman Sachs Strategic International Equity Fund
(the “Fund”)

Supplement dated December 22, 2017 to the
Institutional and Service Shares Prospectuses (the “Prospectuses”), Institutional and Service Shares Summary Prospectuses (the “Summary Prospectuses”) and Statement of Additional Information (“SAI”),
each dated April 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on December 13, 2017, the Board of Trustees (the “Board”) of the Goldman Sachs Variable Insurance Trust approved certain changes to the Fund’s name and principal investment strategy. The Fund’s investment adviser, Goldman Sachs Asset Management, L.P., also proposed changes to the Fund’s portfolio managers in light of these changes. These changes will take effect on April 23, 2018 (the “Effective Date”).

The Fund’s name will change to the “Goldman Sachs International Equity Insights Fund.” The Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in non-U.S. issuers. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund will seek broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy with some exposure to small-cap issuers.

Additionally, the Fund’s contractual management fee rate will be lowered from 0.85% to 0.81% of the Fund’s average daily net assets.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs Strategic International Equity Fund” are replaced with “Goldman Sachs International Equity Insights Fund.”

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Institutional Shares Prospectus and the “Fees and Expenses of the Fund” section of the Institutional Shares Summary Prospectus:

Institutional
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.03%
Expense Limitation[3]	(0.19)%
Total Annual Fund Operating Expenses After Expense Limitation[2]	0.84%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.044% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Summary—Fees and Expenses of the Fund” section of the Service Shares Prospectus and the “Fees and Expenses of the Fund” section of the Service Shares Summary Prospectus:

Service
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees[1]	0.81%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.28%
Expense Limitation[3]	(0.19)%
Total Annual Fund Operating Expenses After Expense Limitation[2]	1.09%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.044% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Summary—Expense Example” section of the Institutional Shares Prospectus and “Expense Example” section of the Institutional Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$86	$309	$550	$1,242

The following replaces in its entirety the table in the “Summary—Expense Example” section of the Service Shares Prospectus and “Expense Example” section of the Service Shares Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$111	$387	$684	$1,529

The following replaces in its entirety the “Summary—Principal Strategy” section in the Prospectuses and “Principal Strategy” section in the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments of non-U.S. issuers.

The Fund intends to have investments economically tied to at least three countries not including the United States, and may invest in the securities of issuers in emerging market countries. The Fund seeks broad representation of large-cap and mid-cap issuers across major countries and sectors of the international economy, with some exposure to small-cap issuers.

The portfolio management team uses a bottom-up stock selection strategy to manage the Fund.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Momentum, Valuation and Profitability. The Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Profitability theme seeks to assess whether a company is earning more than its cost of capital. The Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund seeks to maximize its expected return, while maintaining risk, style and capitalization characteristics similar to the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Standard Index (Net, USD, Unhedged). The MSCI EAFE Standard Index (Net, USD, Unhedged) is designed to measure equity market performance of the large and mid capitalization segments of developed markets, excluding the U.S. and Canada.

The Fund may also invest in fixed income securities that are considered to be cash equivalents.

The Fund’s benchmark index is the MSCI EAFE Standard Index (Net, USD, Unhedged).

In the “Summary—Principal Risks of the Fund” section in the Prospectuses and “Principal Risks of the Fund” section in the Summary Prospectuses, “Foreign Custody Risk” is removed and the following risks are added:

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

The following replaces in its entirety the first paragraph under the “Summary—Performance” section in the Institutional Shares Prospectus and “Performance” section in the Institutional Shares Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of a broad-based securities market index. Since the Fund’s inception through April 22, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and certain of its strategies differed. Performance information set forth below prior to April 23, 2018 reflects the Fund’s former strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.

The following replaces in its entirety the first paragraph under the “Summary—Performance” section in the Service Shares Prospectus and “Performance” section in the Service Shares Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Service Shares from year to year; and (b) how the average annual total returns of the Fund’s Service Shares compare to those of a broad-based securities market index. Since the Fund’s inception through April 22, 2018, the Fund had been known as the Goldman Sachs Strategic International Equity Fund, and certain of its strategies differed. Performance information set forth below prior to April 23, 2018 reflects the Fund’s former strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.